CORPORATE INFORMATION (Details)	6 Months Ended
Jun. 30, 2018
Zaldívar
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	50.00%
Jabal Sayid
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	50.00%
Porgera | Barrick Niugini Limited
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	95.00%
Acacia Mining PLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	63.90%
Veladero
Disclosure of subsidiaries [line items]
Proportion of ownership in joint operation	50.00%
KCGM
Disclosure of subsidiaries [line items]
Proportion of ownership in joint operation	50.00%
Barrick Niugini Limited
Disclosure of subsidiaries [line items]
Proportion of ownership in joint operation	50.00%